CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A ordinary shares Ordinary Shares CIK_0001843477_Spring Valley Acquisition Corp. II	Class B Ordinary Shares Ordinary Shares CIK_0001843477_Spring Valley Acquisition Corp. II	Ordinary Shares	Additional Paid-in Capital CIK_0001843477_Spring Valley Acquisition Corp. II	Additional Paid-in Capital	Accumulated Deficit CIK_0001843477_Spring Valley Acquisition Corp. II	Accumulated Deficit	CIK_0001843477_Spring Valley Acquisition Corp. II	Total
Balance beginning at Dec. 13, 2023			$ 0		$ 0		$ 0		$ 0
Balance beginning (in shares) at Dec. 13, 2023			0
Increase (Decrease) in Stockholders' Deficit
Net income (loss)							(1,020,057)		(1,020,057)
Balance ending at Nov. 30, 2024			$ 9,600		219,138		(1,020,057)		(623,569)
Balance ending (in shares) at Nov. 30, 2024			96,000,040
Balance beginning at Dec. 31, 2023		$ 767				$ (6,903,263)		$ (6,902,496)
Balance beginning (in shares) at Dec. 31, 2023		7,666,667
Increase (Decrease) in Stockholders' Deficit
Accretion of Class A ordinary shares to redemption amount subject to possible redemption						(9,111,954)		(9,111,954)
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption	$ 767	$ (767)
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)	7,666,666	(7,666,666)
Deferred underwriting commission waiver						8,050,000		8,050,000
Net income (loss)						6,812,395		6,812,395
Balance ending at Dec. 31, 2024	$ 767					(1,152,822)		(1,152,055)
Balance ending (in shares) at Dec. 31, 2024	7,666,666	1
Balance beginning at Nov. 30, 2024			$ 9,600		219,138		(1,020,057)		(623,569)
Balance beginning (in shares) at Nov. 30, 2024			96,000,040
Increase (Decrease) in Stockholders' Deficit
Accretion of Class A ordinary shares to redemption amount subject to possible redemption									(170)
Net income (loss)							(5,260,632)		(5,260,632)
Balance ending at Nov. 30, 2025			$ 11,020		$ 7,959,026		$ (6,280,689)		$ 1,689,357
Balance ending (in shares) at Nov. 30, 2025			110,211,574
Balance beginning at Dec. 31, 2024	$ 767					(1,152,822)		(1,152,055)
Balance beginning (in shares) at Dec. 31, 2024	7,666,666	1
Increase (Decrease) in Stockholders' Deficit
Forgiveness of accrued administrative fees				$ 120,000				120,000
Accretion of Class A ordinary shares to redemption amount subject to possible redemption				$ (120,000)		(943,694)		(1,063,694)
Net income (loss)						(3,072,749)		(3,072,749)
Balance ending at Dec. 31, 2025	$ 767					$ (5,169,265)		$ (5,168,498)
Balance ending (in shares) at Dec. 31, 2025	7,666,666	1